Additional information - condensed financial statements of the Company (Details 4) (CNY) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Aug. 14, 2013	May 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)/income			446,650	(426,492)	(1,662,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense			16,281	9,401	33,225
Share of loss/(income) from subsidiaries			441	2,108	43,501
Amortization of deferred issuance cost and accretion of convertible notes				35,030	135,725
Change in fair value of derivatives			(84,484)	51,867	11,485
Exchange loss/(income)			(850)	(261)	13,004
Loss from senior convertible notes buyback					8,466
Gain on sale of claim against loaned shares					(369,153)
Changes in operating assets and liabilities:
Decrease /(increase) in other current assets			(167,030)	256,591	34,516
(Decrease)/increase in interest payable				(4,123)	(3,746)
Net cash provided by operating activities			526,169	1,464,677	8,622
Cash flows from investing activities:
Loans granted to subsidiaries			40,000	40,000
Net cash used in investing activities			(1,372,766)	(613,980)	(629,974)
Cash flows from financing activities:
Repayment of convertible notes		(723,742)		(740,027)
Proceeds from sales of claim against loaned shares					369,153
Proceeds from issuance of ordinary shares	128,529			128,529
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747	143,107
Repurchase of ADS					(15,276)
Proceeds from exercise of stock options			2,171	3,389
Net cash provided by/(used in) financing activities			877,269	(1,771,926)	(232,961)
Effect of exchange rate changes on cash and cash equivalents			4,597	9,507	(3,317)
Net increase/(decrease) in cash and cash equivalents			35,269	(911,722)	(857,630)
Cash and cash equivalents at the beginning of the year			2,119,740	3,031,462	3,889,092
Cash and cash equivalents at the end of the year			2,155,009	2,119,740	3,031,462
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net (loss)/income			423,771	(429,280)	(1,662,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense			4,985	1,960	2,055
Share of loss/(income) from subsidiaries			(380,263)	246,909	1,809,926
Amortization of deferred issuance cost and accretion of convertible notes				35,030	135,725
Change in fair value of derivatives			(74,014)	51,074	(32)
Exchange loss/(income)			(11,636)	85,032	4,422
Loss from senior convertible notes buyback					8,466
Gain on sale of claim against loaned shares					(369,153)
Changes in operating assets and liabilities:
Decrease /(increase) in other current assets			1,374	1,651	(3,227)
Increase/ (decrease) in other payables to subsidiaries and employees			(1,424)	1,216
(Decrease)/increase in accrued and other liabilities			7,843	(10,978)	(33,728)
(Decrease)/increase in interest payable				(4,123)	(3,746)
Net cash provided by operating activities			(29,364)	(21,509)	(111,549)
Cash flows from investing activities:
Loans granted to subsidiaries					(12,349)
Loans repayment by subsidiaries			244,772	133,458	125,710
Net cash used in investing activities			244,772	133,458	113,361
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries				623,759	211,193
Repayment of convertible notes				(740,027)	(617,937)
Proceeds from sales of claim against loaned shares					369,153
Proceeds from issuance of ordinary shares				128,529
Proceeds from issuance of ordinary shares upon exercise of warrants			286,747	143,107
Repurchase of ADS					(15,276)
Repayment of long-term loan from subsidiaries			(509,571)	(253,629)	(12,571)
Proceeds from exercise of stock options			2,171	3,389
Net cash provided by/(used in) financing activities			(220,653)	(94,872)	(65,438)
Effect of exchange rate changes on cash and cash equivalents			175	205	3,628
Net increase/(decrease) in cash and cash equivalents			(5,070)	17,282	(59,998)
Cash and cash equivalents at the beginning of the year			34,293	17,011	77,009
Cash and cash equivalents at the end of the year			29,223	34,293	17,011